iShares
®
MSCI China ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .1%
AECC Aviation Power Co. Ltd. , Class A .......... 390,292 $ 2,394,766
Kuang-Chi Technologies Co. Ltd. , Class A
(a)
....... 316,572 1,880,763
4,275,529
a
Air Freight & Logistics  —  0 .6%
J&T Global Express Ltd.
(a)
................... 5,790,800 6,672,399
JD Logistics, Inc.
(a) (b)
....................... 4,195,900 6,903,685
SF Holding Co. Ltd. , Class A ................. 690,283 3,566,209
YTO Express Group Co. Ltd. , Class A ........... 542,100 1,502,428
ZTO Express Cayman, Inc. .................. 958,940 21,117,918
39,762,639
a
Automobile Components  —  0 .4%
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd. , Class A .......................... 31,473 590,583
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 287,698 2,240,328
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 1,488,800 10,570,478
Hesai Group , Class B
(a)
..................... 287,620 5,517,840
Huayu Automotive Systems Co. Ltd. , Class A ...... 460,072 1,136,358
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 85,900 1,291,396
Ningbo Tuopu Group Co. Ltd. , Class A .......... 255,485 2,351,508
Sailun Group Co. Ltd. , Class A ................ 460,361 859,518
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 57,500 1,477,850
Wanxiang Qianchao Co. Ltd. , Class A ........... 486,200 1,062,208
27,098,067
a
Automobiles  —  4 .1%
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 318,056 1,739,866
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 920,200 831,432
BYD Co. Ltd. , Class A ...................... 847,306 12,042,685
BYD Co. Ltd. , Class H ..................... 9,101,400 105,946,406
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 673,100 1,073,529
Chongqing Changan Automobile Co. Ltd. , Class A ... 1,220,120 1,428,370
Geely Automobile Holdings Ltd. ............... 16,341,000 39,242,254
Great Wall Motor Co. Ltd. , Class H ............. 5,642,000 7,494,445
Guangzhou Automobile Group Co. Ltd. , Class A .... 822,500 737,731
Li Auto, Inc. , Class A
(a) (c)
.................... 3,034,780 22,629,488
NIO, Inc. , Class A
(a)
....................... 4,351,270 24,517,855
SAIC Motor Corp. Ltd. , Class A ............... 1,219,004 2,220,163
Seres Group Co. Ltd. , Class A ................ 235,800 2,838,706
XPeng, Inc. , Class A
(a) (c)
.................... 3,093,072 25,158,898
Yadea Group Holdings Ltd.
(b)
................. 3,130,000 4,501,155
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
1,242,700 6,241,393
258,644,376
a
Banks  —  11 .9%
Agricultural Bank of China Ltd. , Class A .......... 12,695,400 11,859,596
Agricultural Bank of China Ltd. , Class H .......... 66,443,000 48,936,626
Bank of Beijing Co. Ltd. , Class A .............. 3,017,099 2,269,971
Bank of Changsha Co. Ltd. , Class A ............ 575,000 807,429
Bank of Chengdu Co. Ltd. , Class A ............. 595,474 1,637,521
Bank of China Ltd. , Class A .................. 5,695,700 4,933,529
Bank of China Ltd. , Class H .................. 166,351,000 110,582,242
Bank of Communications Co. Ltd. , Class A ........ 7,590,372 7,472,910
Bank of Communications Co. Ltd. , Class H ....... 20,042,200 18,683,275
Bank of Hangzhou Co. Ltd. , Class A ............ 1,060,628 2,509,963
Bank of Jiangsu Co. Ltd. , Class A .............. 2,646,215 4,416,714
Bank of Nanjing Co. Ltd. , Class A .............. 1,790,604 2,853,194
Bank of Ningbo Co. Ltd. , Class A .............. 961,595 4,410,491
Bank of Shanghai Co. Ltd. , Class A ............. 2,127,510 2,839,699
Bank of Suzhou Co. Ltd. , Class A .............. 686,861 827,446
Security Shares Value
a
Banks (continued)
China CITIC Bank Corp. Ltd. , Class A ........... 1,594,600 $ 1,748,914
China CITIC Bank Corp. Ltd. , Class H ........... 19,496,800 18,139,113
China Construction Bank Corp. , Class A ......... 2,875,014 4,233,948
China Construction Bank Corp. , Class H ......... 209,303,000 226,782,544
China Everbright Bank Co. Ltd. , Class A ......... 6,715,300 3,077,089
China Merchants Bank Co. Ltd. , Class A ......... 3,000,525 16,864,518
China Merchants Bank Co. Ltd. , Class H ......... 9,475,150 57,002,934
China Minsheng Banking Corp. Ltd. , Class A ...... 5,210,970 2,734,386
China Minsheng Banking Corp. Ltd. , Class H ...... 16,014,660 6,863,594
China Zheshang Bank Co. Ltd. , Class A .......... 3,162,190 1,402,239
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 1,248,004 1,224,890
Chongqing Rural Commercial Bank Co. Ltd. , Class H 5,599,000 4,543,842
CNPC Capital Co. Ltd. , Class A ............... 1,154,800 1,331,418
Huaxia Bank Co. Ltd. , Class A ................ 1,925,261 1,909,524
Industrial & Commercial Bank of China Ltd. , Class A . 9,334,000 9,962,489
Industrial & Commercial Bank of China Ltd. , Class H . 161,144,000 136,465,641
Industrial Bank Co. Ltd. , Class A ............... 3,099,010 8,474,374
Ping An Bank Co. Ltd. , Class A ................ 2,821,355 4,559,454
Postal Savings Bank of China Co. Ltd. , Class A ..... 4,148,000 3,053,381
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 21,614,000 13,838,835
Shanghai Pudong Development Bank Co. Ltd. , Class A 4,910,722 6,804,964
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 1,428,900 1,795,584
757,854,281
a
Beverages  —  1 .6%
Anhui Gujing Distillery Co. Ltd. , Class A .......... 63,096 867,637
China Resources Beer Holdings Co. Ltd. ......... 3,925,000 12,128,589
Eastroc Beverage Group Co. Ltd. , Class A ........ 102,993 2,168,466
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 66,532 297,979
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 213,676 1,433,603
Kweichow Moutai Co. Ltd. , Class A ............. 183,035 35,854,085
Luzhou Laojiao Co. Ltd. , Class A .............. 217,350 2,924,858
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 4,425,200 24,151,416
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 176,686 3,351,294
Tsingtao Brewery Co. Ltd. , Class A ............. 103,763 938,108
Tsingtao Brewery Co. Ltd. , Class H ............. 1,536,000 9,757,053
Wuliangye Yibin Co. Ltd. , Class A .............. 572,277 7,180,245
101,053,333
a
Biotechnology  —  2 .2%
3SBio, Inc.
(a) (b)
........................... 4,717,500 11,145,324
Akeso, Inc.
(a) (b)
........................... 1,603,000 24,211,427
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(a)
............................. 162,365 831,458
BeOne Medicines Ltd. , Class H
(a)
.............. 1,959,570 44,088,864
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 358,910 720,885
Imeik Technology Development Co. Ltd. , Class A ... 57,500 890,297
Innovent Biologics, Inc.
(a) (b)
................... 3,585,500 38,072,068
Legend Biotech Corp. , Class A , ADR
(a) (c)
......... 177,759 4,827,934
Remegen Co. Ltd. , Class A
(a)
................. 52,891 907,120
Remegen Co. Ltd. , Class H
(a) (b) (c)
............... 469,500 4,964,260
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 950,700 746,252
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 136,900 8,062,353
139,468,242
a
Broadline Retail  —  13 .5%
Alibaba Group Holding Ltd. .................. 41,464,668 642,874,574
CCOOP Group Co. Ltd. , Class A
(a)
............. 2,686,400 689,967
JD.com, Inc. , Class A ...................... 5,679,546 81,875,030
MINISO Group Holding Ltd. .................. 1,090,612 3,577,893
PDD Holdings, Inc. , ADR
(a)
.................. 1,408,374 118,923,101

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Broadline Retail (continued)
Vipshop Holdings Ltd. , ADR .................. 693,750 $ 9,865,125
857,805,690
a
Building Products  —  0 .0%
Beijing New Building Materials PLC , Class A ...... 255,670 865,422
a
Capital Markets  —  1 .7%
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 89,400 1,214,312
BOC International China Co. Ltd. , Class A ........ 418,100 705,228
Caitong Securities Co. Ltd. , Class A ............ 735,100 853,122
Changjiang Securities Co. Ltd. , Class A .......... 862,536 1,036,748
China Galaxy Securities Co. Ltd. , Class A ........ 1,045,600 1,898,496
China Galaxy Securities Co. Ltd. , Class H ........ 8,529,500 8,448,203
China Great Wall Securities Co. Ltd. , Class A ...... 632,500 795,524
China International Capital Corp. Ltd. , Class A ..... 403,002 2,013,073
China International Capital Corp. Ltd. , Class H
(b)
.... 4,390,800 10,995,527
China Merchants Securities Co. Ltd. , Class A ...... 1,082,468 2,720,168
CITIC Securities Co. Ltd. , Class A .............. 1,907,059 7,348,258
CITIC Securities Co. Ltd. , Class H ............. 3,814,800 12,710,937
CSC Financial Co. Ltd. , Class A ............... 621,799 2,242,430
Dongxing Securities Co. Ltd. , Class A ........... 517,511 1,023,137
East Money Information Co. Ltd. , Class A ......... 2,361,651 6,693,814
Everbright Securities Co. Ltd. , Class A ........... 601,599 1,269,141
Founder Securities Co. Ltd. , Class A ............ 1,268,600 1,292,437
GF Securities Co. Ltd. , Class A ............... 920,199 2,571,392
GF Securities Co. Ltd. , Class H ............... 2,429,200 5,008,636
Guolian Minsheng Securities Co. Ltd. , Class A ..... 675,700 868,227
Guosen Securities Co. Ltd. , Class A ............ 801,233 1,199,401
Guotai Haitong Securities Co. Ltd. ............. 2,242,543 5,101,811
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 5,482,432 9,150,325
Guoyuan Securities Co. Ltd. , Class A ........... 683,470 720,895
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 112,941 3,803,091
Huatai Securities Co. Ltd. , Class A ............. 1,092,893 2,937,822
Huatai Securities Co. Ltd. , Class H
(b)
............ 3,181,400 6,443,369
Industrial Securities Co. Ltd. , Class A ........... 1,338,292 1,138,084
Orient Securities Co. Ltd. , Class A ............. 1,104,021 1,519,482
SDIC Capital Co. Ltd. , Class A ................ 1,014,200 965,842
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 3,312,779 2,160,057
SooChow Securities Co. Ltd. , Class A ........... 814,735 943,988
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 1,495,100 740,229
Zheshang Securities Co. Ltd. , Class A ........... 575,000 802,564
Zhongtai Securities Co. Ltd. , Class A ............ 1,150,000 925,059
110,260,829
a
Chemicals  —  0 .9%
Canmax Technologies Co. Ltd. , Class A
(a)
........ 40,800 504,896
Ganfeng Lithium Group Co. Ltd. , Class A ......... 248,666 2,632,693
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 1,152,000 9,465,042
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 304,210 2,339,593
Hengli Petrochemical Co. Ltd. , Class A .......... 860,210 2,186,866
Hoshine Silicon Industry Co. Ltd. , Class A ........ 152,700 859,846
Huafon Chemical Co. Ltd. , Class A ............. 675,500 1,009,165
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 44,500 879,765
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 1,265,570 958,275
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 987,000 1,757,448
Kingfa Sci & Tech Co. Ltd. , Class A ............. 387,000 968,304
LB Group Co. Ltd. , Class A .................. 345,500 730,293
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 1,124,000 3,987,406
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 764,200 3,479,120
Rongsheng Petrochemical Co. Ltd. , Class A ....... 1,459,592 2,430,534
Satellite Chemical Co. Ltd. , Class A ............ 492,095 1,692,615
Security Shares Value
a
Chemicals (continued)
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 314,600 $ 1,368,554
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 313,440 1,420,973
Sinoma Science & Technology Co. Ltd. , Class A .... 246,300 2,590,163
Tianqi Lithium Corp. , Class A
(a)
................ 210,751 1,964,409
Wanhua Chemical Group Co. Ltd. , Class A ........ 457,273 4,964,932
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
145,800 1,517,806
Yunnan Yuntianhua Co. Ltd. , Class A ........... 267,300 1,210,600
Zangge Mining Co. Ltd. , Class A ............... 232,100 2,648,826
Zhejiang Juhua Co. Ltd. , Class A .............. 390,772 1,909,021
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 448,100 742,760
Zhejiang NHU Co. Ltd. , Class A ............... 442,199 1,918,598
58,138,503
a
Commercial Services & Supplies  —  0 .0%
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 313,272 698,244
a
Communications Equipment  —  1 .5%
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 57,500 2,369,422
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 495,561 1,181,200
EverProX Technologies Co. Ltd. , Class A ......... 57,500 2,118,099
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 199,600 1,530,546
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 362,800 848,551
Hengtong Optic-electric Co. Ltd. , Class A ......... 353,000 4,027,937
Jiangsu Etern Co. Ltd. , Class A ............... 14,300 101,057
QuantumCTek Co. Ltd. , Class A ............... 16,132 1,330,122
Shenzhen Sunway Communication Co. Ltd. , Class A . 143,900 2,098,315
Suzhou TFC Optical Communication Co. Ltd. , Class A 116,072 7,773,854
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 974,500 28,097,783
Yangtze Optical Fibre Cable Joint Stock Ltd. Co. , Class
A .................................. 57,500 3,423,584
Yealink Network Technology Corp. Ltd. , Class A .... 176,231 941,284
Zhongji Innolight Co. Ltd. , Class A ............. 167,627 28,575,079
ZTE Corp. , Class A
(a)
...................... 582,184 3,156,319
ZTE Corp. , Class H
(c)
...................... 1,841,240 6,278,374
93,851,526
a
Construction & Engineering  —  0 .3%
China Energy Engineering Corp. Ltd. , Class A ..... 5,184,500 2,214,714
China National Chemical Engineering Co. Ltd. , Class A 865,500 986,973
China Railway Group Ltd. , Class A ............. 3,018,098 2,127,049
China Railway Group Ltd. , Class H ............. 10,024,000 4,484,187
China State Construction Engineering Corp. Ltd. , Class
A .................................. 6,070,978 4,332,447
Metallurgical Corp. of China Ltd. , Class A ......... 2,760,000 1,154,223
Power Construction Corp. of China Ltd. , Class A .... 2,420,597 1,911,785
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 1,046,440 1,352,749
18,564,127
a
Construction Materials  —  0 .3%
Anhui Conch Cement Co. Ltd. , Class A .......... 575,091 1,712,871
Anhui Conch Cement Co. Ltd. , Class H .......... 3,027,500 7,344,877
China Jushi Co. Ltd. , Class A ................. 575,405 3,585,816
China National Building Material Co. Ltd. , Class H
(c)
.. 9,149,522 6,193,297
18,836,861
a
Consumer Staples Distribution & Retail  —  0 .3%
Alibaba Health Information Technology Ltd.
(a) (c)
..... 12,636,000 5,843,652
JD Health International, Inc.
(a) (b)
............... 2,611,050 12,733,117

iShares
®
MSCI China ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 1,340,800 $ 730,989
19,307,758
a
Distributors  —  0 .0%
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 758,300 1,432,234
a
Diversified Consumer Services  —  0 .4%
New Oriental Education & Technology Group, Inc. ... 3,165,590 14,580,314
TAL Education Group , ADR
(a)
................. 837,752 8,134,572
22,714,886
a
Diversified Telecommunication Services  —  0 .2%
China Tower Corp. Ltd. , Class H
(b)
.............. 11,039,200 13,966,981
a
Electrical Equipment  —  2 .0%
China XD Electric Co. Ltd. , Class A ............. 792,400 1,941,091
CNGR Advanced Material Co. Ltd. , Class A ....... 143,386 1,108,846
Contemporary Amperex Technology Co. Ltd. , Class A 647,119 40,598,424
Contemporary Amperex Technology Co. Ltd. , Class H 422,700 39,942,773
Dajin Heavy Industry Co. Ltd. , Class A ........... 115,000 1,240,921
Dongfang Electric Corp. Ltd. , Class A ........... 441,800 2,301,059
Eve Energy Co. Ltd. , Class A ................. 302,136 2,844,817
GEM Co. Ltd. , Class A ..................... 711,400 820,584
Goldwind Science & Technology Co. Ltd. , Class A ... 497,220 1,721,638
Gotion High-tech Co. Ltd. , Class A ............. 268,392 1,307,776
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 115,000 1,503,089
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 494,500 3,076,827
JL Mag Rare-Earth Co. Ltd. , Class A ............ 172,600 823,040
NARI Technology Co. Ltd. , Class A ............. 1,215,788 4,474,804
Ningbo Deye Technology Corp. , Class A ......... 183,857 3,145,296
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 130,357 861,298
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 208,100 503,037
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 1,783,001 2,127,014
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 87,100 1,620,609
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 50,129 1,051,736
Sungrow Power Supply Co. Ltd. , Class A ......... 304,920 8,025,683
Sunwoda Electronic Co. Ltd. , Class A ........... 287,508 970,541
TBEA Co. Ltd. , Class A ..................... 744,234 2,786,290
Wolong Electric Group Co. Ltd. , Class A ......... 230,700 1,345,605
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 311,121 1,340,574
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 280,606 2,277,324
129,760,696
a
Electronic Equipment, Instruments & Components  —  2 .9%
AAC Technologies Holdings, Inc.
(c)
............. 1,909,000 11,094,694
Accelink Technologies Co. Ltd. , Class A .......... 126,200 3,798,213
Avary Holding Shenzhen Co. Ltd. , Class A ........ 282,500 4,383,201
BOE Technology Group Co. Ltd. , Class A ......... 5,397,200 4,077,679
BYD Electronic International Co. Ltd.
(c)
.......... 1,924,000 7,162,073
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 280,777 5,340,269
Delton Technology Guangzhou, Inc. , Class A ...... 57,500 1,669,933
Eoptolink Technology, Inc. Ltd. , Class A .......... 146,580 15,214,055
Founder Technology Group Corp. , Class A
(a)
....... 675,000 1,339,885
Foxconn Industrial Internet Co. Ltd. , Class A ....... 1,592,806 17,217,042
GoerTek, Inc. , Class A ..................... 553,900 2,198,606
Hgtech Co. Ltd. , Class A .................... 144,300 3,244,868
Kingboard Laminates Holdings Ltd. ............. 2,409,500 16,750,304
Lens Technology Co. Ltd. , Class A ............. 734,642 4,396,969
Lingyi iTech Guangdong Co. , Class A ........... 1,100,213 2,366,687
Luxshare Precision Industry Co. Ltd. , Class A ...... 1,118,341 12,125,050
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 82,512 1,318,475
Raytron Technology Co. Ltd. , Class A ........... 115,000 2,172,409
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 48,088 1,159,079
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Shannon Semiconductor Technology Co. Ltd. , Class A 68,800 $ 1,821,226
Shengyi Electronics Co. Ltd. , Class A ........... 113,236 2,313,266
Shengyi Technology Co. Ltd. , Class A ........... 361,200 7,494,419
Shennan Circuits Co. Ltd. , Class A ............. 100,251 6,089,395
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 203,100 1,002,261
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 137,700 1,610,493
Sunny Optical Technology Group Co. Ltd. ........ 1,613,600 17,282,666
SUPCON Technology Co. Ltd. , Class A .......... 115,785 1,468,613
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 271,200 8,534,906
TCL Technology Group Corp. , Class A ........... 2,991,760 1,894,085
Unisplendour Corp. Ltd. , Class A .............. 464,627 1,973,825
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 280,500 1,859,196
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 127,000 6,904,396
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 610,764 1,161,915
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 283,518 5,530,186
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 430,700 1,063,515
185,033,854
a
Energy Equipment & Services  —  0 .1%
China Oilfield Services Ltd. , Class H ............ 4,422,000 4,461,942
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 150,592 3,125,036
7,586,978
a
Entertainment  —  2 .2%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 337,600 958,631
Beijing Enlight Media Co. Ltd. , Class A .......... 423,600 796,223
China Ruyi Holdings Ltd.
(a) (c)
................. 28,360,000 4,922,537
Giant Network Group Co. Ltd. , Class A .......... 281,300 1,083,570
Kingnet Network Co. Ltd. , Class A ............. 337,600 800,732
Kingsoft Corp. Ltd.
(c)
....................... 2,429,200 6,589,255
Mango Excellent Media Co. Ltd. , Class A ......... 287,580 740,663
NetEase, Inc. ........................... 4,338,160 106,364,999
Tencent Music Entertainment Group , ADR ........ 1,414,018 13,037,246
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 1,084,600 2,337,438
137,631,294
a
Financial Services  —  0 .1%
Far East Horizon Ltd. ...................... 5,676,000 5,572,941
a
Food Products  —  0 .8%
Angel Yeast Co. Ltd. , Class A ................. 126,611 684,960
China Feihe Ltd.
(b)
........................ 8,743,000 3,416,486
China Mengniu Dairy Co. Ltd. ................ 7,526,000 16,294,927
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 676,185 3,591,285
Guangdong Haid Group Co. Ltd. , Class A ........ 238,997 1,654,358
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 505,290 1,868,564
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 912,123 3,628,058
Muyuan Foods Group Co. Ltd. , Class A .......... 798,068 4,485,822
New Hope Liuhe Co. Ltd. , Class A ............. 688,099 802,359
Tingyi Cayman Islands Holding Corp. ........... 4,764,000 7,262,932
Want Want China Holdings Ltd. ............... 10,330,000 5,483,393
Wens Foodstuff Group Co. Ltd. , Class A ......... 995,623 2,013,090
51,186,234
a
Gas Utilities  —  0 .6%
Beijing Enterprises Holdings Ltd. .............. 1,238,500 4,870,621
China Gas Holdings Ltd. .................... 6,584,400 5,822,441
China Resources Gas Group Ltd. .............. 2,249,700 5,279,126
ENN Energy Holdings Ltd. ................... 1,866,600 13,087,273
ENN Natural Gas Co. Ltd. , Class A ............. 371,496 1,073,529

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Gas Utilities (continued)
Kunlun Energy Co. Ltd. ..................... 9,470,000 $ 8,652,044
38,785,034
a
Ground Transportation  —  0 .3%
Daqin Railway Co. Ltd. , Class A ............... 2,929,200 2,247,136
Full Truck Alliance Co. Ltd. , ADR .............. 1,697,400 14,971,068
17,218,204
a
Health Care Equipment & Supplies  —  0 .1%
APT Medical, Inc. , Class A ................... 23,514 714,565
Shanghai United Imaging Healthcare Co. Ltd. , Class A 120,625 2,145,147
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 181,939 4,083,286
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 128,968 891,012
7,834,010
a
Health Care Providers & Services  —  0 .2%
Aier Eye Hospital Group Co. Ltd. , Class A ........ 1,374,710 1,853,504
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 95 302
Huadong Medicine Co. Ltd. , Class A ............ 251,680 1,079,493
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 403,497 983,001
Sinopharm Group Co. Ltd. , Class H ............ 3,236,000 6,980,724
10,897,024
a
Hotels, Restaurants & Leisure  —  4 .1%
H World Group Ltd. , Class A , ADR ............. 459,200 20,613,488
Haidilao International Holding Ltd.
(b)
............ 4,026,000 6,551,251
Meituan , Class B
(a) (b)
....................... 12,474,240 121,231,895
Tongcheng Travel Holdings Ltd. ............... 3,142,400 5,676,902
Trip.com Group Ltd.
(a)
...................... 1,444,134 68,040,375
Yum China Holdings, Inc. ................... 834,469 36,441,672
258,555,583
a
Household Durables  —  0 .6%
Beijing Roborock Technology Co. Ltd. , Class A ..... 42,784 648,687
Ecovacs Robotics Co. Ltd. , Class A ............. 90,400 784,642
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 402,519 2,330,215
Haier Smart Home Co. Ltd. , Class A ............ 899,646 2,776,753
Haier Smart Home Co. Ltd. , Class H ............ 5,786,800 14,546,767
Midea Group Co. Ltd. , Class A ................ 505,400 6,039,878
Midea Group Co. Ltd. , Class H ................ 1,042,300 11,400,241
Sichuan Changhong Electric Co. Ltd. , Class A ..... 657,700 700,023
39,227,206
a
Independent Power and Renewable Electricity Producers  —  1 .3%
CGN Power Co. Ltd. , Class H
(b)
............... 25,433,000 10,064,297
China Longyuan Power Group Corp. Ltd. , Class H .. 6,001,000 5,184,207
China National Nuclear Power Co. Ltd. , Class A .... 3,080,576 4,116,360
China Power International Development Ltd. ...... 9,086,000 4,312,652
China Resources Power Holdings Co. Ltd.
(c)
....... 5,030,599 13,651,659
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 4,197,826 2,587,531
China Yangtze Power Co. Ltd. , Class A .......... 3,653,241 14,984,914
Datang International Power Generation Co. Ltd. , Class
A .................................. 1,590,200 2,029,553
GD Power Development Co. Ltd. , Class A ........ 2,646,500 2,014,615
Huadian Power International Corp. Ltd. , Class A .... 1,380,000 1,134,221
Huaneng Power International, Inc. , Class A ....... 1,347,152 1,766,372
Huaneng Power International, Inc. , Class H ....... 10,210,000 9,472,033
SDIC Power Holdings Co. Ltd. , Class A .......... 1,144,500 2,419,161
Shanghai Electric Power Co. Ltd. , Class A ........ 420,400 1,384,493
Shenergy Co. Ltd. , Class A .................. 722,338 1,101,941
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 727,062 1,665,881
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 2,718,900 731,544
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 1,752,176 $ 1,675,879
80,297,313
a
Industrial Conglomerates  —  0 .3%
CITIC Ltd. .............................. 11,050,000 18,533,470
a
Insurance  —  4 .9%
China Life Insurance Co. Ltd. , Class A ........... 225,605 1,128,276
China Life Insurance Co. Ltd. , Class H .......... 18,624,000 68,705,995
China Pacific Insurance Group Co. Ltd. , Class A .... 1,048,347 4,987,377
China Pacific Insurance Group Co. Ltd. , Class H .... 6,517,200 26,161,252
China Taiping Insurance Holdings Co. Ltd.
(c)
....... 3,490,324 8,861,653
New China Life Insurance Co. Ltd. , Class A ....... 294,176 2,597,045
New China Life Insurance Co. Ltd. , Class H ....... 2,322,600 14,382,606
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 1,409,400 1,424,977
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 21,715,000 14,351,593
PICC Property & Casualty Co. Ltd. , Class H ....... 16,760,462 31,107,136
Ping An Insurance Group Co. of China Ltd. , Class A . 1,564,043 12,369,790
Ping An Insurance Group Co. of China Ltd. , Class H . 16,236,000 124,353,722
310,431,422
a
Interactive Media & Services  —  15 .2%
Baidu, Inc. , Class A
(a)
...................... 5,193,906 87,825,346
Bilibili, Inc. , Class Z
(a) (c)
..................... 620,225 10,755,559
Kuaishou Technology , Class B
(b)
............... 6,369,800 37,127,101
Kunlun Tech Co. Ltd. , Class A
(a)
............... 176,400 1,146,239
Tencent Holdings Ltd. ...................... 15,256,700 828,920,490
965,774,735
a
IT Services  —  0 .3%
GDS Holdings Ltd. , Class A
(a)
................. 2,732,100 12,035,910
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 159,600 780,479
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 255,600 3,168,118
15,984,507
a
Life Sciences Tools & Services  —  1 .2%
Genscript Biotech Corp.
(a)
................... 2,996,000 5,220,149
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 58,037 338,597
Pharmaron Beijing Co. Ltd. , Class A ............ 217,325 806,473
WuXi AppTec Co. Ltd. , Class A ................ 415,939 6,244,882
WuXi AppTec Co. Ltd. , Class H
(b) (c)
............. 986,681 16,429,025
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 8,802,000 37,646,919
WuXi XDC Cayman, Inc.
(a)
................... 916,000 6,421,160
XtalPi Holdings Ltd.
(a)
...................... 4,165,000 4,380,764
77,487,969
a
Machinery  —  1 .5%
China CSSC Holdings Ltd. , Class A ............ 1,100,900 6,082,752
CRRC Corp. Ltd. , Class A ................... 3,586,947 3,059,241
CRRC Corp. Ltd. , Class H ................... 10,054,000 6,664,617
Haitian International Holdings Ltd. ............. 1,612,000 4,071,126
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 194,244 3,133,313
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 26,700 2,520,926
Sany Heavy Industry Co. Ltd. , Class A ........... 1,274,893 3,386,534
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 171,655 1,328,142
Shenzhen Envicool Technology Co. Ltd. , Class A ... 140,200 1,886,602
Shenzhen Inovance Technology Co. Ltd. , Class A ... 197,130 2,157,145
Sinotruk Hong Kong Ltd. .................... 1,985,500 9,439,677
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 523,150 6,827,598
Weichai Power Co. Ltd. , Class A ............... 1,036,768 5,418,705
Weichai Power Co. Ltd. , Class H .............. 4,771,000 25,344,907

iShares
®
MSCI China ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
XCMG Construction Machinery Co. Ltd. , Class A .... 1,725,916 $ 2,487,439
Yutong Bus Co. Ltd. , Class A ................. 318,451 1,520,401
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 268,300 1,840,687
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 69,483 626,702
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 1,097,100 5,678,299
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 1,036,016 1,104,568
94,579,381
a
Marine Transportation  —  0 .3%
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 1,714,550 3,583,542
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 6,004,600 10,857,885
Orient Overseas International Ltd.
(c)
............ 326,500 5,673,743
20,115,170
a
Media  —  0 .1%
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A
(a)
............................. 529,700 1,308,012
Focus Media Information Technology Co. Ltd. , Class A 2,145,438 1,769,543
Leo Group Co. Ltd. , Class A ................. 988,900 873,851
3,951,406
a
Metals & Mining  —  4 .3%
Aluminum Corp. of China Ltd. , Class A .......... 2,009,800 3,402,042
Aluminum Corp. of China Ltd. , Class H .......... 9,194,000 12,875,752
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 965,700 900,921
Baoshan Iron & Steel Co. Ltd. , Class A .......... 3,202,649 2,857,223
Chengtun Mining Group Co. Ltd. , Class A ........ 435,000 788,111
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 253,500 1,261,806
China Gold International Resources Corp. Ltd. ..... 582,400 11,219,222
China Hongqiao Group Ltd. .................. 8,069,500 28,934,297
China Nonferrous Mining Corp. Ltd. ............ 3,357,000 5,826,367
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 543,500 3,908,777
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 172,750 1,246,794
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 337,100 3,391,719
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 460,000 961,715
CMOC Group Ltd. , Class A .................. 2,504,700 6,871,852
CMOC Group Ltd. , Class H .................. 9,126,000 21,299,439
Dazhong Mining Co. Ltd. .................... 168,600 971,930
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 463,600 2,442,532
Guocheng Mining Co. Ltd. , Class A ............. 172,500 1,075,496
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 327,200 1,407,408
Hunan Valin Steel Co. Ltd. , Class A ............. 1,019,400 604,702
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 6,590,092 2,303,129
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 260,600 1,541,849
Jiangxi Copper Co. Ltd. , Class A .............. 349,800 2,255,320
Jiangxi Copper Co. Ltd. , Class H .............. 2,551,000 11,487,046
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 469,000 1,678,919
MMG Ltd.
(a) (c)
............................ 10,395,200 11,717,759
Shandong Gold Mining Co. Ltd. , Class A ......... 517,691 2,226,518
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 2,300,750 7,040,205
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 436,700 1,373,921
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 1,607,000 1,236,975
Shanjin International Gold Co. Ltd. , Class A ....... 402,921 1,347,097
Sinomine Resource Group Co. Ltd. , Class A ....... 107,000 981,183
Tianshan Aluminum Group Co. Ltd. , Class A ....... 688,500 1,522,924
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 1,995,700 2,041,460
Western Mining Co. Ltd. , Class A .............. 344,900 1,560,216
Security Shares Value
a
Metals & Mining (continued)
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 108,671 $ 1,085,438
Xiamen Tungsten Co. Ltd. , Class A ............. 232,500 1,873,055
Yunnan Aluminium Co. Ltd. , Class A ............ 510,848 2,155,250
Yunnan Tin Co. Ltd. , Class A ................. 232,700 1,294,223
Zhaojin Mining Industry Co. Ltd. , Class H ......... 4,185,000 11,587,068
Zhongjin Gold Corp. Ltd. , Class A .............. 751,900 2,512,421
Zijin Gold International Co. Ltd. ............... 860,300 14,283,535
Zijin Mining Group Co. Ltd. , Class A ............ 3,105,000 14,043,604
Zijin Mining Group Co. Ltd. , Class H ............ 14,734,000 61,768,124
273,165,344
a
Oil, Gas & Consumable Fuels  —  3 .4%
China Coal Energy Co. Ltd. , Class H ............ 4,513,000 7,285,177
China Merchants Energy Shipping Co. Ltd. , Class A . 1,183,100 2,775,141
China Petroleum & Chemical Corp. , Class A ....... 4,672,088 3,349,644
China Petroleum & Chemical Corp. , Class H ...... 55,965,000 30,849,655
China Shenhua Energy Co. Ltd. , Class A ......... 941,152 6,526,441
China Shenhua Energy Co. Ltd. , Class H ......... 8,365,500 48,091,732
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 685,200 1,973,973
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 2,898,000 5,912,927
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 325,300 1,489,754
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 2,172,100 6,038,438
PetroChina Co. Ltd. , Class A ................. 3,680,592 5,914,309
PetroChina Co. Ltd. , Class H ................. 52,260,000 72,648,865
Shaanxi Coal Industry Co. Ltd. , Class A .......... 1,462,589 5,562,929
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 914,830 918,170
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 460,000 1,087,904
Yankuang Energy Group Co. Ltd. , Class A ........ 859,865 2,770,765
Yankuang Energy Group Co. Ltd. , Class H ........ 7,977,500 14,821,218
218,017,042
a
Paper & Forest Products  —  0 .0%
Shandong Sun Paper Industry JSC Ltd. , Class A .... 402,500 821,566
a
Passenger Airlines  —  0 .1%
Air China Ltd. , Class A
(a)
.................... 1,607,414 1,616,761
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 2,517,796 1,632,648
China Southern Airlines Co. Ltd. , Class A
(a)
........ 1,653,634 1,340,618
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 6,333,822 1,376,246
Spring Airlines Co. Ltd. , Class A ............... 149,800 1,084,317
7,050,590
a
Personal Care Products  —  0 .1%
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 1,033,200 3,962,867
Hengan International Group Co. Ltd. ............ 1,506,000 4,680,672
8,643,539
a
Pharmaceuticals  —  1 .1%
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 198,288 751,790
Changchun High-Tech Industry Group Co. Ltd. , Class A 65,896 716,606
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 245,535 887,371
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 208,289 823,883
CSPC Pharmaceutical Group Ltd. .............. 19,554,400 18,721,281
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 145,400 1,108,344
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 3,118,000 12,486,597
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd. , Class A
(a)
......................... 134,900 823,197
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 926,680 6,876,461
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 75,036 995,263
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 313,184 1,076,529

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals (continued)
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 162,731 $ 803,877
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 20,000 705,275
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 249,365 1,340,577
Sino Biopharmaceutical Ltd. ................. 24,466,000 15,592,056
Yunnan Baiyao Group Co. Ltd. , Class A .......... 257,462 1,900,393
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 89,009 1,689,451
67,298,951
a
Professional Services  —  0 .2%
Kanzhun Ltd. , ADR ....................... 898,747 12,195,997
a
Real Estate Management & Development  —  1 .6%
C&D International Investment Group Ltd.
(c)
........ 2,201,000 4,431,826
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 1,324,470 1,727,160
China Overseas Land & Investment Ltd. ......... 9,315,500 18,529,265
China Resources Land Ltd. .................. 7,208,665 32,465,226
China Resources Mixc Lifestyle Services Ltd.
(b) (c)
.... 1,668,600 8,854,969
China Vanke Co. Ltd. , Class A
(a)
............... 1,438,828 754,973
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 1,678,900 796,663
KE Holdings, Inc. , Class A ................... 5,011,658 27,386,409
Longfor Group Holdings Ltd.
(b) (c)
............... 5,175,000 5,176,062
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 1,726,075 1,472,375
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 230,000 1,181,014
102,775,942
a
Semiconductors & Semiconductor Equipment  —  2 .9%
ACM Research Shanghai, Inc. , Class A .......... 36,699 1,243,096
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 131,032 5,770,039
Amlogic Shanghai Co. Ltd. , Class A ............ 70,916 1,111,002
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 25,273 1,062,192
Bestechnic Shanghai Co. Ltd. , Class A .......... 28,003 690,309
Biwin Storage Technology Co. Ltd. , Class A
(a)
...... 72,917 3,529,577
Cambricon Technologies Corp. Ltd. , Class A ....... 93,141 18,039,070
China Resources Microelectronics Ltd. , Class A .... 198,639 1,883,907
CSI Solar Co. Ltd. , Class A .................. 545,704 1,069,089
Dosilicon Co. Ltd. , Class A
(a)
................. 69,000 1,448,226
GCL Technology Holdings Ltd.
(a)
............... 59,396,000 6,297,120
GigaDevice Semiconductor, Inc. , Class A ......... 100,687 6,955,253
Guobo Electronics Co. Ltd. , Class A ............ 60,711 816,784
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 92,300 2,878,045
Hangzhou First Applied Material Co. Ltd. , Class A ... 402,930 1,066,193
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 248,400 1,270,648
Henan Shijia Photons Technology Co. Ltd. , Class A .. 69,517 1,670,861
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 61,247 2,143,356
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 1,780,000 36,683,174
Hwatsing Technology Co. Ltd. , Class A .......... 56,259 2,174,706
Hygon Information Technology Co. Ltd. , Class A .... 345,677 15,049,926
Ingenic Semiconductor Co. Ltd. , Class A ......... 76,500 1,782,108
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 460,396 620,037
JCET Group Co. Ltd. , Class A ................ 254,600 3,092,551
Jinko Solar Co. Ltd. , Class A
(a)
................ 1,611,298 1,395,986
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 1,169,401 2,401,266
Loongson Technology Corp. Ltd. , Class A
(a)
....... 62,090 1,339,737
Montage Technology Co. Ltd. , Class A ........... 157,001 5,887,715
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 468,253 1,920,673
NAURA Technology Group Co. Ltd. , Class A ....... 109,105 10,166,225
Nexchip Semiconductor Corp. , Class A .......... 299,001 2,015,426
OmniVision Integrated Circuits Group, Inc. ........ 175,845 2,471,370
Piotech, Inc. , Class A ...................... 38,943 3,623,750
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Rockchip Electronics Co. Ltd. , Class A .......... 63,100 $ 1,639,834
Sanan Optoelectronics Co. Ltd. , Class A ......... 748,000 1,731,996
SG Micro Corp. , Class A .................... 97,069 1,689,884
Shenzhen Goodix Technology Co. Ltd. , Class A .... 300 2,707
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 35,700 3,375,079
Skyverse Technology Co. Ltd. , Class A
(a)
......... 54,600 1,759,272
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 27,621 1,149,375
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 9,461 552,028
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 44,300 1,632,664
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 632,572 911,805
Tianshui Huatian Technology Co. Ltd. , Class A ..... 518,229 1,481,707
TongFu Microelectronics Co. Ltd. , Class A ........ 217,396 2,126,176
Tongwei Co. Ltd. , Class A
(a)
.................. 702,399 1,533,956
Trina Solar Co. Ltd. , Class A
(a)
................ 345,123 786,771
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 126,293 1,479,852
United Nova Technology Co. Ltd. , Class A
(a)
....... 1,228,960 1,465,660
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 73,738 2,692,574
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 323,609 930,992
Xinyi Solar Holdings Ltd. .................... 10,930,000 3,727,966
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 19,335 3,236,521
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 188,893 1,420,489
184,896,725
a
Software  —  0 .8%
360 Security Technology, Inc. , Class A ........... 988,548 1,474,371
Beijing Kingsoft Office Software, Inc. , Class A ...... 62,532 2,209,961
China National Software & Service Co. Ltd. , Class A
(a)
149,435 799,059
Empyrean Technology Co. Ltd. , Class A .......... 71,400 1,207,845
Geovis Technology Co. Ltd. , Class A ............ 119,563 860,689
Horizon Robotics , Class B
(a) (c)
................. 12,501,600 8,470,060
Hundsun Technologies, Inc. , Class A ............ 292,901 1,051,503
Iflytek Co. Ltd. , Class A ..................... 345,562 2,446,645
Kingdee International Software Group Co. Ltd.
(a)
.... 7,380,000 6,890,932
Pony AI, Inc. , Class A
(a)
..................... 460,100 4,682,989
Sangfor Technologies, Inc. , Class A ............ 62,400 991,456
SenseTime Group, Inc. , Class B
(a) (b)
............ 69,211,000 14,695,981
Shanghai Baosight Software Co. Ltd. , Class A ..... 316,990 946,455
Shanghai Stonehill Technology Co. Ltd. , Class A .... 840,000 952,877
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 517,500 793,831
48,474,654
a
Specialty Retail  —  0 .6%
China Tourism Group Duty Free Corp. Ltd. , Class A .. 287,024 2,524,288
Chow Tai Fook Jewellery Group Ltd. ............ 4,110,000 5,760,488
Pop Mart International Group Ltd.
(b) (c)
............ 1,204,800 26,553,956
34,838,732
a
Technology Hardware, Storage & Peripherals  —  3 .5%
Anker Innovations Technology Co. Ltd. , Class A .... 80,730 1,500,281
China Greatwall Technology Group Co. Ltd. , Class A
(a)
477,400 1,253,193
Huaqin Co. Ltd. , Class A .................... 127,200 1,999,540
IEIT Systems Co. Ltd. , Class A ................ 211,916 2,022,575
Lenovo Group Ltd.
(c)
....................... 18,404,000 56,400,176
Sharetronic Data Technology Co. Ltd. , Class A ..... 75,040 2,653,101
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 60,400 4,925,333
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 169,201 1,502,633
Xiaomi Corp. , Class B
(a) (b)
................... 42,434,200 151,976,799
224,233,631
a
Textiles, Apparel & Luxury Goods  —  1 .1%
ANTA Sports Products Ltd. .................. 3,054,000 29,522,746
Bosideng International Holdings Ltd. ............ 11,336,000 6,151,623
Laopu Gold Co. Ltd. , Class H
(c)
................ 97,500 6,253,494

iShares
®
MSCI China ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Li Ning Co. Ltd. .......................... 5,654,000 $ 13,121,029
Shenzhou International Group Holdings Ltd. ....... 2,067,200 12,231,609
67,280,501
a
Tobacco  —  0 .1%
Smoore International Holdings Ltd.
(b) (c)
........... 4,535,000 5,265,326
a
Trading Companies & Distributors  —  0 .1%
BOC Aviation Ltd.
(b)
....................... 514,700 5,018,036
a
Transportation Infrastructure  —  0 .2%
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 7,187,700 5,333,857
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 862,500 1,279,988
China Merchants Port Holdings Co. Ltd. ......... 3,156,000 6,200,190
Shanghai International Airport Co. Ltd. , Class A ..... 193,599 717,460
13,531,495
a
Water Utilities  —  0 .1%
Guangdong Investment Ltd. .................. 7,112,000 7,577,639
a
Wireless Telecommunication Services  —  0 .1%
China United Network Communications Ltd. , Class A . 4,499,227 2,893,717
a
a
Total Common Stocks — 99.4%
(Cost: $ 6,379,124,535 ) ............................... 6,305,023,386
Security Shares Value
a
Rights
Pharmaceuticals  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 72,782 $ —
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
Total Long-Term Investments — 99.4%
(Cost: $ 6,379,124,535 ) ............................... 6,305,023,386
a
Short-Term Securities
Money Market Funds  —  2 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 183,926,507 183,981,684
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 2,518,370 2,518,370
a
Total Short-Term Securities — 2.9%
(Cost: $ 186,495,446 ) ................................ 186,500,054
Total Investments — 102.3%
(Cost: $ 6,565,619,981 ) ............................... 6,491,523,440
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (145,286,398)
Net Assets — 100.0% ................................. $ 6,346,237,042
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 95,407,959  $ 88,616,255
(a)
$ —  $ (47,138) $ 4,608  $ 183,981,684  183,926,507  $ 1,873,562
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  2,518,370
(a)
—  —  —  2,518,370  2,518,370  128,525  —
$ —  $ (47,138) $ 4,608
$ 186,500,054
$ 2,002,087  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 1,219 06/19/26 $ 37,340 $ (1,334,014)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 505,470,323  $ 5,799,553,063  $ —  $ 6,305,023,386
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 186,500,054  —  —  186,500,054
$ 691,970,377  $ 5,799,553,063  $ —  $ 6,491,523,440
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,334,014) $ —  $ —  $ (1,334,014)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company